Federated Prime Cash Obligations Fund
A Portfolio of Money Market Obligations Trust
AUTOMATED SHARES (TICKER PTAXX)
CLASS R SHARES (TICKER PTRXX)
WEALTH SHARES (TICKER PCOXX)
ADVISOR SHARES (TICKER PCVXX)
SERVICE SHARES (TICKER PRCXX)
CASH II SHARES (TICKER PCDXX)
CASH SERIES SHARES (TICKER PTSXX)
CAPITAL SHARES (TICKER PCCXX)
TRUST SHARES (TICKER PTTXX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2019
Please add the following immediately after “Asset Segregation” in the section entitled “Securities in Which the Fund Invests.”
“Custodial Demand Deposits
Custodial demand deposits are accounts at banks and financial institutions, including the bank or financial institution acting as the Fund's custodian, from which deposited funds can be withdrawn at any time without notice to the depositary institution. The Fund considers demand deposits, including custodial demand deposits, issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”
April 8, 2020
Federated Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455068 (4/20)
© 2020 Federated Hermes, Inc.

Federated Prime Cash Obligations Fund
A Portfolio of Money Market Obligations Trust
WEALTH SHARES (TICKER PCOXX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2019
Please add the following immediately after “Asset Segregation” in the section entitled “Securities in Which the Fund Invests.”
“Custodial Demand Deposits
Custodial demand deposits are accounts at banks and financial institutions, including the bank or financial institution acting as the Fund's custodian, from which deposited funds can be withdrawn at any time without notice to the depositary institution. The Fund considers demand deposits, including custodial demand deposits, issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”
April 8, 2020
Federated Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455069 (4/20)
© 2020 Federated Hermes, Inc.